CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
Financial data relating to reportable operating segments:

	Six months ended June 30, 2019
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$66,836	$43,499	$11,459	$121,794
Cost of revenues	39,821	22,983	13,435	76,239

Gross profit (loss)	27,015	20,516	(1,976)	45,555

Research and development, net	5,323	10,075	-	15,398
Selling and marketing	7,673	3,590	25	11,288
General and administrative	5,635	3,114	778	9,527

Operating income (loss)	8,384	3,737	(2,779)	9,342
Financial expenses, net				1,400
Income before taxes				7,942
Taxes on income (benefit)				1,713
Net income				6,229

Depreciation and amortization Expenses	$3,304	$2,340	$37	$5,681

	Six months ended June 30, 2018
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$73,842	$45,778	$14,262	$133,882
Cost of revenues	46,595	26,279	17,179	90,053

Gross profit (loss)	27,247	19,499	(2,917)	43,829

Research and development, net	5,856	10,064	-	15,920
Selling and marketing	8,706	2,857	153	11,716
General and administrative	5,731	2,144	514	8,389

Operating income (loss)	6,954	4,434	(3,584)	7,804
Financial expenses, net				2,188
Income before taxes				5,616
Taxes on income (benefit)				1,154
Net income				4,462

Depreciation and amortization Expenses	$3,365	$3,898	$59	$7,322

Schedule of Revenues by Geographic Area

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Six months ended
	June 30,
	2019	2018

Latin America	$36,528	$54,670
Asia and Asia Pacific	27,432	17,240
United States	46,076	45,773
Europe	11,758	16,199

	$121,794	$133,882

Schedule of Long-Lived Assets by Geographic Area
The Company's long-lived assets are located as follows:

Property and Equipment, net:

	June 30,	December 31,
	2019	2018

Israel	$63,024	$64,018
Latin America	4,502	4,564
United States	5,365	5,620
Europe	9,086	9,117
Other	489	1,084

	$82,466	$84,403

Schedule of Revenues from Major Customers
The table below represents the revenues from major customers:

	Six months ended June 30,
	2019	2018

Customer A	17%	12%
Customer B	*)	11%
Customer C	*)	16%
*) Less than 10%